Document and Entity Information	Sep. 05, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Apollo Global Management LLC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001411494
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35107
Entity Tax Identification Number	20-8880053
Entity Address, Address Line One	9 West 57th Street, 43rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series A Preferred Stock
Trading Symbol	APO.PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series B Preferred Stock
Trading Symbol	APO.PR B
Security Exchange Name	NYSE